Details of treasury and other financial risks - Estimated transaction exposure and related hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	€ 4,707	€ 5,233
Hedge of transaction exposure	3,149	3,292
Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	1,489	1,606
Hedge of transaction exposure		€ 1,244
Payables cash flow [Member] | Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Hedge of transaction exposure	1,268
US Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	1,915
Hedge of transaction exposure	(1,356)
US Dollar [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	900
Hedge of transaction exposure	799
Yen [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	689
Hedge of transaction exposure	372
Yen [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	9
Hedge of transaction exposure	9
Pound Sterling [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	304
Hedge of transaction exposure	180
Pound Sterling [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	11
Hedge of transaction exposure	11
Yuan Renminbi [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	438
Hedge of transaction exposure	290
Yuan Renminbi [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	146
Hedge of transaction exposure	145
Canadian Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	256
Hedge of transaction exposure	156
Zloty [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	155
Hedge of transaction exposure	92
Australian Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	229
Hedge of transaction exposure	130
Swiss Franc [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	124
Hedge of transaction exposure	68
Swiss Franc [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	10
Hedge of transaction exposure	10
Czech Koruna [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	67
Hedge of transaction exposure	42
Swedish Krona [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	88
Hedge of transaction exposure	53
Swedish Krona [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	(1)
Hedge of transaction exposure	1
Russian Ruble [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	87
Russian Ruble [Member] | Receivables cash flow [Member] | Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Hedge of transaction exposure	87
Others [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	355
Hedge of transaction exposure	323
Others [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	412
Hedge of transaction exposure	€ 293